UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21595

Cohen & Steers Worldwide Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 132.1%
AUSTRALIA 9.3%
DIVERSIFIED 3.4%
Dexus Property Group	1,431,197	$2,203,930
GPT Group	701,287	2,082,944
Mirvac Group	559,654	2,056,100
Stockland	309,875	1,979,531
		8,322,505
MALLS 3.2%
Westfield Group	476,287	7,747,958

OFFICE 2.1%
Commonwealth Property Office Fund	1,629,823	1,981,028
ING Office Fund	969,521	1,174,010
Tishman Speyer Office Fund	1,583,547	1,989,904
		5,144,942
SHOPPING CENTER 0.6%
Macquarie DDR Trust	3,901,166	1,515,242
TOTAL AUSTRALIA		22,730,647

BELGIUM 1.0%
DIVERSIFIED
Wereldhave Belgium	29,000	2,440,272

CANADA 1.3%
OFFICE/INDUSTRIAL
H&R REIT	50,222	956,050
Realex Properties Corp. (Note 2)	1,326,500	1,163,086
Realex Properties Corp., 144A(a) (Note 2)	1,328,500	1,003,057
TOTAL CANADA		3,122,193

FINLAND 0.9%
OFFICE
Sponda Oyj	159,693	2,084,992

	Number
	of Shares	Value
FRANCE 10.4%
DIVERSIFIED 10.0%
ICADE	30,849	$4,590,728
Unibail-Rodamco	76,365	19,652,673
		24,243,401
SHOPPING CENTER 0.4%
Mercialys Promesse	23,290	1,062,994
TOTAL FRANCE		25,306,395

GERMANY 0.7%
APARTMENT
Deutsche Wohnen AG	59,468	1,704,952

HONG KONG 22.9%
DIVERSIFIED 17.8%
Cheung Kong Holdings Ltd.	600,684	8,528,661
Great Eagle Holdings Ltd.	1,513,910	4,143,355
Hang Lung Properties Ltd.	100	354
Henderson Land Development Company Ltd.	1,653,400	11,737,692
Hysan Development Company Ltd.	1,083,556	3,021,229
Sun Hung Kai Properties Ltd.	661,885	10,248,070
Tai Cheung Holdings Ltd.	3,017,000	1,601,024
Wharf Holdings Ltd.	847,810	3,997,947
		43,278,332
OFFICE 4.3%
Hongkong Land Holdings Ltd. (USD)	2,520,900	10,411,317

REAL ESTATE OPERATIONS/DEVELOPMENT 0.7%
New World China Land Ltd.	2,928,472	1,858,834

SHOPPING CENTER 0.1%
Fortune REIT	296,000	194,350
TOTAL HONG KONG		55,742,833

JAPAN 17.8%
DIVERSIFIED 2.8%
Kenedix Realty Investment Corp.	531	3,212,209

	Number
	of Shares	Value
Mori Hills REIT Investment Corp.	42	$267,135
Sumitomo Realty & Development Co., Ltd.	83,000	1,462,992
Tokyo Tatemono Co., Ltd.	293,000	1,928,250
		6,870,586
OFFICE 15.0%
DA Office Investment Corp.	179	790,128
Mitsubishi Estate Co., Ltd.	836,000	20,296,148
Mitsui Fudosan Co., Ltd.	720,200	14,298,513
Nomura Real Estate Office Fund	140	1,134,832
		36,519,621
TOTAL JAPAN		43,390,207

NETHERLANDS 2.6%
OFFICE 0.9%
VastNed Offices/Industrial NV	61,909	2,196,190

RETAIL 0.2%
Eurocommercial Properties NV	9,782	546,539

SHOPPING CENTER 1.5%
Corio NV	30,395	2,663,227
VastNed Retail NV	9,640	1,025,161
		3,688,388
TOTAL NETHERLANDS		6,431,117

NEW ZEALAND 1.9%
DIVERSIFIED 1.1%
Kiwi Income Property Trust	2,743,251	2,609,660

OFFICE 0.8%
AMP NZ Office Trust	2,142,104	1,919,899
TOTAL NEW ZEALAND		4,529,559

NORWAY 0.4%
DIVERSIFIED
Norwegian Property ASA	105,051	907,684

	Number
	of Shares	Value
SINGAPORE 3.6%
DIVERSIFIED 1.8%
CapitaLand Ltd.	941,000	$4,341,131

INDUSTRIAL 0.7%
Ascendas REIT	100	173
Cambridge Industrial Trust	4,137,000	1,848,418
		1,848,591
OFFICE 1.1%
CapitaCommercial Trust	1,550,000	2,499,909
K-REIT Asia	118,000	131,164
		2,631,073
SHOPPING CENTER 0.0%
CapitaMall Trust	100	250
TOTAL SINGAPORE		8,821,045

SWEDEN 0.8%
DIVERSIFIED
Fabege AB	184,719	1,974,075

UNITED KINGDOM 16.0%
DIVERSIFIED 7.6%
British Land Co., PLC	271,344	4,940,949
Hammerson PLC	89,526	1,979,331
Land Securities Group PLC	388,325	11,629,704
		18,549,984
INDUSTRIAL 1.3%
Segro PLC	305,308	3,078,123

OFFICE 5.5%
Derwent London PLC	270,472	8,148,510
Great Portland Estates PLC	497,711	5,230,308
		13,378,818
SELF STORAGE 0.4%
Safestore Holdings Ltd.	310,197	991,169

	Number
	of Shares	Value
SHOPPING CENTER 1.2%
Liberty International PLC	155,143	$3,003,610
TOTAL UNITED KINGDOM		39,001,704

UNITED STATES 42.5%
DIVERSIFIED 4.0%
Colonial Properties Trust	100,000	2,405,000
Douglas Emmett	139,260	3,072,076
Vornado Realty Trust	48,110	4,147,563
		9,624,639
HEALTH CARE 0.8%
Ventas	45,964	2,064,243

HOTEL 3.1%
Host Hotels & Resorts	173,539	2,762,741
LaSalle Hotel Properties	100,848	2,897,363
Sunstone Hotel Investors	121,617	1,947,088
		7,607,192
OFFICE 8.3%
BioMed Realty Trust	88,628	2,117,323
Boston Properties	46,113	4,245,624
Digital Realty Trust	58,146	2,064,183
Mack-Cali Realty Corp.	57,033	2,036,648
SL Green Realty Corp.(b)	120,984	9,856,567
		20,320,345
OFFICE/INDUSTRIAL 0.9%
Liberty Property Trust	67,900	2,112,369

RESIDENTIAL 5.9%
APARTMENT 5.9%
Apartment Investment & Management Co.	106,888	3,827,659
BRE Properties(c)	102,026	4,648,305
Equity Residential(d)	50,274	2,085,868
Essex Property Trust	6,108	696,190

	Number
	of Shares	Value
UDR	127,525	$3,126,913
		14,384,935
MANUFACTURED HOME 0.0%
Equity Lifestyle Properties	2,187	107,972
TOTAL RESIDENTIAL		14,492,907

SELF STORAGE 2.6%
Public Storage	70,937	6,286,437

SHOPPING CENTER 16.9%
COMMUNITY CENTER 6.1%
Developers Diversified Realty Corp.	52,046	2,179,687
Federal Realty Investment Trust	28,015	2,183,769
Inland Real Estate Corp.	302,774	4,605,193
Regency Centers Corp.	88,744	5,747,061
		14,715,710
REGIONAL MALL 10.8%
General Growth Properties	206,787	7,893,060
Glimcher Realty Trust	95,700	1,144,572
Macerich Co.(e)	130,762	9,188,646
Simon Property Group	87,527	8,132,133
		26,358,411
TOTAL SHOPPING CENTER		41,074,121
TOTAL UNITED STATES		103,582,253
TOTAL COMMON STOCK (Identified cost—$315,081,287)		321,769,928

PREFERRED SECURITIES—$25 PAR VALUE 19.2%
BERMUDA 1.3%
INSURANCE
MULTI-LINE 0.3%
ACE Ltd., 7.80%, Series C	25,000	618,500

PROPERTY CASUALTY 0.7%
Arch Capital Group Ltd., 7.875%, Series B	25,300	638,825

	Number
	of Shares	Value
Arch Capital Group Ltd., 8.00%	40,000	$1,020,800
		1,659,625
REINSURANCE 0.3%
Aspen Insurance Holdings Ltd., 7.401%, Series A	40,000	862,000
TOTAL BERMUDA		3,140,125

UNITED STATES 17.9%
BANK 0.6%
Wachovia Capital Trust X, 7.85%, due 12/1/67	19,900	497,500
Wells Fargo Capital XII, 7.875%	35,300	893,090
		1,390,590
INSURANCE—LIFE/HEALTH INSURANCE 0.3%
Delphi Financial Group, 7.376%, due 5/15/37	160	3,042
PLC Capital Trust III, 7.50%, (TOPR)	35,000	836,850
		839,892
FINANCE—INVESTMENT BANKER/BROKER 0.3%
Lehman Brothers Holdings, 7.95%, Series J	40,000	823,200

MEDIA 0.9%
Comcast Corp., 7.00%, due 9/15/55, Series B	25,425	598,759
Comcast Corp., 6.625%, due 5/15/56	41,467	939,642
Viacom, 6.85%, due 12/5/55	25,000	581,750
		2,120,151
REAL ESTATE 15.2%
DIVERSIFIED 0.4%
Entertainment Properties Trust, 7.75%, Series B	29,300	659,250
iStar Financial, 7.65%, Series G	22,800	309,168
		968,418
HEALTH CARE 1.9%
Health Care REIT, 7.875%, Series D	120,000	2,934,000
Health Care REIT, 7.50%, Series G	50,000	1,625,000
		4,559,000

	Number
	of Shares	Value
HOTEL 4.2%
Ashford Hospitality Trust, 8.45%, Series D	46,200	$840,840
Host Hotels & Resorts, 8.875%, Series E	134,700	3,387,705
LaSalle Hotel Properties, 7.50%, Series D	34,500	742,440
LaSalle Hotel Properties, 8.00%, Series E	45,000	983,025
Sunstone Hotel Investors, 8.00%, Series A	216,450	4,058,437
W2007 Grace Acquisition I, 8.75%, Series B	22,700	227,000
		10,239,447
MORTGAGE 0.4%
Newcastle Investment Corp., 9.75%, Series B	42,900	613,470
Newcastle Investment Corp., 8.05%, Series C	20,000	236,400
		849,870
OFFICE 2.7%
Digital Realty Trust, 8.50%, Series A	201,700	4,637,083
Digital Realty Trust, 7.875%, Series B	92,000	1,978,000
		6,615,083
RESIDENTIAL-APARTMENT 3.1%
Apartment Investment & Management Co., 9.375%, Series G(f)	95,100	2,328,999
Apartment Investment & Management Co., 8.00%, Series T	65,000	1,481,350
Apartment Investment & Management Co., 7.75%, Series U	100,000	2,263,000
Apartment Investment & Management Co., 8.00%, Series V	68,300	1,533,335
		7,606,684
SHOPPING CENTER 2.5%
COMMUNITY CENTER 1.5%
Kimco Realty Corp., 7.75%, Series G	60,000	1,434,000
Saul Centers, 8.00%, Series A	30,000	735,000
Tanger Factory Outlet Centers, 7.50%, Series C	65,000	1,511,250
		3,680,250
REGIONAL MALL 1.0%
Glimcher Realty Trust, 8.75%, Series F	36,100	676,153
Taubman Centers, 7.625%, Series H	80,000	1,834,400
		2,510,553
TOTAL SHOPPING CENTER		6,190,803
TOTAL REAL ESTATE		37,029,305

	Number
	of Shares	Value
TELECOMMUNICATION SERVICES 0.6%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	74,914	$1,562,706
TOTAL UNITED STATES		43,765,844
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$52,883,908)		46,905,969

PREFERRED SECURITIES—CAPITAL SECURITIES 6.7%
GERMANY 2.2%
DIVERSIFIED
IVG Immobilien AG, 8.00%, due 5/29/49(g)	4,000,000	5,336,171

IRELAND 0.4%
AUTO
Porsche International Finance PLC, 7.20%	1,000,000	992,250

UNITED KINGDOM 1.1%
INSURANCE—MULTI-LINE
Old Mutual Capital Funding, 8.00%, due 5/29/49 (Eurobond)	2,750,000	2,598,750

UNITED STATES 3.0%
ELECTRIC—INTEGRATED 0.4%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	1,000,000	1,046,366

GAS UTILITIES 0.7%
Southern Union Co., 7.20%, due 11/1/66	1,900,000	1,605,500

LIFE/HEALTH INSURANCE 1.1%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	2,000,000	1,690,432
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A (a)	1,000,000	941,526
		2,631,958
OIL—EXPLORATION AND PRODUCTION 0.8%
Pemex Project Funding Master Trust, 7.75%	2,000,000	2,032,500
TOTAL UNITED STATES		7,316,324
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$16,804,183)		16,243,495

		Principal
		Amount	Value
CORPORATE BONDS 5.6%
UNITED STATES
BANK 0.2%
PNC Preferred Funding Trust I, 8.70%, due 2/28/49, 144A(a)		$500,000	$481,250

INSURANCE—PROPERTY CASUALTY 0.5%
ACE Capital Trust II, 9.70%, due 4/1/30		1,000,000	1,123,088

MEDIA—CABLE TELEVISION 2.3%
Cablevision Systems Corp., 8.00%, due 4/15/12		1,250,000	1,221,875
Rogers Cable, 8.75%, due 5/1/32		4,000,000	4,443,324
			5,665,199
TELECOMMUNICATIONS SERVICES 2.6%
Citizens Communications Co., 9.00%, due 8/15/31		6,000,000	5,280,000
Embarq Corp., 7.995%, due 6/1/36		1,000,000	915,656
			6,195,656
TOTAL CORPORATE BONDS (Identified cost—$14,441,153)			13,465,193

COMMERCIAL PAPER 5.4%
General Electric Capital Co., 1.30%, due 4/1/08		5,000,000	5,000,000
San Paolo US Financial, 1.30%, due 4/1/08		8,198,000	8,198,000
TOTAL COMMERCIAL PAPER (Identified cost—$13,198,000)			13,198,000

TOTAL INVESTMENTS (Identified cost—$412,408,531)	169.0%		411,582,585

LIABILITIES IN EXCESS OF OTHER ASSETS	(6.2)%		(15,028,771)

LIQUIDATION VALUE OF PREFERRED SHARES	(62.8)%		(153,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $15.60 per share based on 15,610,441 shares of common stock outstanding)	100.0%		$243,553,814

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
TOPR	Trust Originated Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 1.7% of net assets applicable to common shares.

(b) 85,000 shares segregated as collateral for interest rate swap transactions.

(c) 60,000 shares segregated as collateral for interest rate swap transactions.

(d) 40,000 shares segregated as collateral for interest rate swap transactions.

(e) 61,000 shares segregated as collateral for interest rate swap transactions.

(f) 8,000 shares segregated as collateral for interest rate swap transactions.

(g) Illiquid security.  Aggregate holdings equal 2.2% of net assets applicable to common shares.

Interest rate swaps outstanding at March 31, 2008 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(reset monthly)	Termination	Appreciation/
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Merrill Lynch Derivative Products AG	$15,000,000	4.800%	2.935%	December 12, 2009	$(634,521)
Merrill Lynch Derivative Products AG	$20,000,000	4.660%	2.599%	October 25, 2010	(1,053,430)
Merrill Lynch Derivative Products AG	$15,000,000	2.934%	2.599%	July 25, 2012	88,847
UBS AG	$8,000,000	5.349%	2.818%	May 17, 2010	(498,671)
UBS AG	$20,000,000	3.600%	2.818%	January 17, 2013	(373,436)
					$(2,471,211)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$411,582,585	$368,448,897	$42,652,438	$481,250
Other Financial Instruments*	(2,471,211)	—	(2,471,211)	—
Total	$409,111,374	$368,448,897	$40,181,227	$481,250

* Other financial instruments include interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Balance as of December 31, 2007	$306,450
Accrued premiums/discounts	—
Realized gain (loss)	(209,975)
Change in unrealized appreciation (depreciation)	282,025
Net purchases (sales)	102,750
Transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$481,250

Note 2. Investments in Affiliates:

An affiliate company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions and period end holdings with such companies during the three months ended March 31, 2008 were as follows:

	Shares Held at
	Beginning of	Gross	Gross	Shares Held at	Value at	Dividend	Realized
Issuer	Period	Additions	Reductions	End of Period	End of Period	Income	Gain/Loss
Realex Properties Corp.	1,326,500	—	—	1,326,500	$1,163,086	$17,160	$—
Realex Properties Corp., 144A	1,328,500	—	—	1,328,500	1,003,057	20,219	—
					$2,166,143	$37,379	$—

Note 3. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$34,044,616
Gross unrealized depreciation	(34,870,562)
Net unrealized depreciation	(825,946)

Cost for federal income tax purposes	$412,408,531

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008